RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 15, 2021	May 21, 2020	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Number of shares issued, shares			200,000			8,062,244
Number of shares issued, value					$ 100,031		$ 23,453
Series B Convertible Preferred Shares [Member]
Related Party Transaction [Line Items]
Number of shares issued, shares		136
Number of shares issued, value		$ 767,040
Series B Convertible Preferred Shares [Member] | Director [Member]
Related Party Transaction [Line Items]
Number of shares issued, shares		2
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued, shares	100
Number of shares issued, value	$ 1,340,000
President, CEO and CFO [Member]
Related Party Transaction [Line Items]
Related party transactions owed amount				$ 0		$ 317,997	263,409
Management fee				317,997		300,000	100,000
Payment of salary				280,262	$ 100,000	$ 170,381
Accrued Bonuses				$ 109,705
Son of the President, CEO and CFO [Member]
Related Party Transaction [Line Items]
Related party transactions owed amount							$ 7,260
Related Parties [Member] | Series B Convertible Preferred Shares [Member]
Related Party Transaction [Line Items]
Number of shares issued, shares		122